DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional amount	$ 181,540	$ 168,894
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	702	(8,590)
Forward Contracts to Hedge Payroll Expenses NIS
Derivative [Line Items]
Notional amount	107,940	111,253
Forward Contracts to Hedge Payroll Expenses NIS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	253	(7,862)
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	62,023	46,406
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	147	(1,379)
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	11,577	11,235
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ 302	$ 651